Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	April 2018
Distribution Date	05/15/18
Transaction Month	37
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:		$1,199,066,043.18

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%		April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%		April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%		April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%		November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%		June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%		June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%		July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$77,045,086.37	0.1985698	$60,955,177.40	0.1571010	$16,089,908.97
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$210,115,086.37	0.1797284	$194,025,177.40	0.1659654	$16,089,908.97

Weighted Avg. Coupon (WAC)	3.03%		3.04%
Weighted Avg. Remaining Maturity (WARM)	25.99		25.16
Pool Receivables Balance	$256,810,580.44		$240,261,682.68
Remaining Number of Receivables	31,785		30,923

Adjusted Pool Balance	$250,883,331.84		$234,793,422.87

III. COLLECTIONS

Principal:
Principal Collections	$16,014,793.63
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$455,190.39
Total Principal Collections	$16,469,984.02

Interest:
Interest Collections	$632,668.35
Late Fees & Other Charges	$35,763.19
Interest on Repurchase Principal	$-
Total Interest Collections	$668,431.54

Collection Account Interest	$18,534.57
Reserve Account Interest	$3,761.01
Servicer Advances	$-

Total Collections	$17,160,711.14

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	April 2018
Distribution Date	05/15/18
Transaction Month	37
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$17,160,711.14
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$17,160,711.14

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$214,008.82	$-	$214,008.82	214,008.82
	Collection Account Interest					$18,534.57
	Late Fees & Other Charges					$35,763.19
Total due to Servicer						$268,306.58

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$-		$-
	Class A-2-B Notes		$-		$-
	Class A-3 Notes		$71,908.75		$71,908.75
	Class A-4 Notes		$93,141.33		$93,141.33

	Total Class A interest:		$165,050.08		$165,050.08	165,050.08

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$36,146.50		$36,146.50	36,146.50

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

	Available Funds Remaining:					$16,622,265.48

7.	Regular Principal Distribution Amount:					16,089,908.97

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$16,089,908.97
	Class A-4 Notes				$-
	Class A Notes Total:		$16,089,908.97		$16,089,908.97
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$16,089,908.97		$16,089,908.97

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					532,356.51

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$5,927,248.60
Beginning Period Amount	$5,927,248.60
Current Period Amortization	$458,988.79
Ending Period Required Amount	$5,468,259.81
Ending Period Amount	$5,468,259.81
Next Distribution Date Required Amount	$5,029,814.45

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	April 2018
Distribution Date	05/15/18
Transaction Month	37
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	16.25%	17.36%	17.36%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.79%	30,550	98.10%	$235,700,189.80
30 - 60 Days	0.92%	283	1.45%	$3,473,684.89
61 - 90 Days	0.26%	79	0.40%	$964,638.64
91-120 Days	0.04%	11	0.05%	$123,169.35
121 + Days	0.00%	0	0.00%	$-
Total		30,923		$240,261,682.68

Delinquent Receivables 30+ Days Past Due
Current Period	1.21%	373	1.90%	$4,561,492.88
1st Preceding Collection Period	1.26%	402	1.88%	$4,829,061.32
2nd Preceding Collection Period	1.32%	430	1.96%	$5,390,984.01
3rd Preceding Collection Period	1.58%	530	2.38%	$6,948,973.23
Four-Month Average	1.34%		2.03%

Repossession in Current Period		25		$228,003.84
Repossession Inventory		75		$191,798.23

Current Charge-Offs
Gross Principal of Charge-Offs				$534,104.13
Recoveries				$(455,190.39)
Net Loss				$78,913.74

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.37%

Average Pool Balance for Current Period				$248,536,131.56

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.38%
1st Preceding Collection Period				0.51%
2nd Preceding Collection Period				0.59%
3rd Preceding Collection Period				0.73%
Four-Month Average				0.55%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		44	2,546	$37,970,393.37
Recoveries		54	2,298	$(20,636,129.73)
Net Loss				$17,334,263.64
Cumulative Net Loss as a % of Initial Pool Balance				1.40%

Net Loss for Receivables that have experienced a Net Loss *		30	1,991	$17,377,389.64
Average Net Loss for Receivables that have experienced a Net Loss				$8,727.97

Principal Balance of Extensions				$686,918.42
Number of Extensions				56

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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